Income Taxes - Schedule of a Reconciliation of Income Tax Expense (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of a Reconciliation of Income Tax Expense [Abstract]
PRC statutory tax rate	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(10.90%)	28.10%
Permanent difference	(0.10%)	4.30%
Exemption rendered by local authorities	(4.10%)	1.00%
Effective tax rate	9.90%	58.40%